Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Interest-bearing loans and borrowings	$ 80,847	$ 79,909
Non-Current Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured bond issues	76,160	76,798
Lease liabilities	2,034	1,963
Unsecured other loans	105	95
Secured bank loans	23	24
Non-current interest-bearing loans and borrowings	78,323	78,880
Current Liabilities [member]
Disclosure of detailed information about borrowings [line items]
Unsecured bond issues	1,184	0
Lease liabilities	665	529
Secured bank loans	463	369
Unsecured bank loans	181	100
Unsecured other loans	31	30
Current interest-bearing loans and borrowings	$ 2,524	$ 1,029